General and Basis of Presentation (Details) (USD $) In Millions, except Share data, unless otherwise specified	1 Months Ended	12 Months Ended			1 Months Ended	3 Months Ended	1 Months Ended	5 Months Ended		3 Months Ended	5 Months Ended	1 Months Ended	12 Months Ended			1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Nov. 30, 2012 GeismarAcquistion	Mar. 31, 2013 GeismarAcquistion	Nov. 30, 2012 GeismarAcquistion Common units	May 31, 2011 Gulfstream Acquisition	Jun. 30, 2012 Gulfstream Acquisition	Jun. 30, 2012 Gulfstream Acquisition Common units	May 31, 2011 Gulfstream Acquisition Common units	Feb. 29, 2012 Laser Acquisition [Member]	Dec. 31, 2013 Canada Acquisition [Member]	Dec. 31, 2012 Canada Acquisition [Member]	Dec. 31, 2011 Canada Acquisition [Member]	Feb. 28, 2014 Canada Acquisition [Member] Subsequent Event [Member]	Dec. 31, 2013 Williams	Feb. 28, 2014 Williams Subsequent Event [Member]	Dec. 31, 2013 Constitution Pipeline Company LLC	Dec. 31, 2013 Geismar	Dec. 31, 2013 Gulfstream Natural Gas System, L.L.C.	Jun. 30, 2012 Gulfstream Natural Gas System, L.L.C.	May 31, 2011 Gulfstream Natural Gas System, L.L.C.	Dec. 31, 2013 Laurel Mountain Midstream, LLC	Dec. 31, 2013 Caiman Energy II, LLC	Dec. 31, 2013 Discovery Producer Services LLC	Dec. 31, 2013 Overland Pass Pipeline Company LLC
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Minimum period of construction for capitalization of interest		3 months
Minimum total project cost for capitalization of interest		$ 1
Schedule of Equity Method Investments [Line Items]
Equity Method Investment, Ownership Percentage																					50.00%			51.00%	47.50%	60.00%	50.00%
Ownership percentage of an asset		50.00%
Business Acquisition [Line Items]
Variable Interest Entity Ownership Percentage																			41.00%
Parent, limited partner ownership percentage																	62.00%
Subsidiary, ownership percentage																				83.30%
Business Acquisition, Entity Acquired and Reason for Acquisition [Abstract]
Business Acquisition, Percentage of Voting Interests Acquired	1.00%				83.30%			24.50%	1.00%													1.00%	24.50%
Business Acquisition, Cost of Acquired Entity, Purchase Price [Abstract]
Business Combination, Consideration Transferred																25
Proceeds from Previous Acquisition						25
Partners' Capital Account, Units, Acquisitions	238,050				42,778,812							7,531,381				25,577,521
Parent, general partner ownership percentage		2.00%	2.00%	2.00%													2.00%	2.00%
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares							42,778,812			238,050	632,584
Future Sales Of Class D Units																200
Payments to Acquire Businesses, Net of Cash Acquired		0	2,049	41	25			297
Reduction in the incentive distribution right payment						4
Combination Of Entities Under Common Control Effect On Net Income													49	59	93
Combination of Entities Under Common Control Effect on Other Comprehensive Income													(56)	20	(16)
Regulatory Assets [Line Items]
Regulatory Assets, Current		39	39
Regulatory Assets, Noncurrent		315	275
Total regulatory asset		354	314
Regulatory Liability, Current		19	15
Regulatory Liability, Noncurrent		289	250
Total regulatory liabilities		$ 308	$ 265